Revenue - Schedule of Net Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Revenue	¥ 5,825,624	$ 892,816	¥ 4,647,513	¥ 2,561,229
IoT @ Home Portfolio
Disaggregation Of Revenue [Line Items]
Revenue	3,671,717		2,522,189	1,151,095
Home Water Solutions
Disaggregation Of Revenue [Line Items]
Revenue	883,325		1,065,166	930,178
Consumables
Disaggregation Of Revenue [Line Items]
Revenue	382,896		265,844	141,940
Small Appliances and Other Products
Disaggregation Of Revenue [Line Items]
Revenue	792,965		741,290	323,381
Total of Sales of Products
Disaggregation Of Revenue [Line Items]
Revenue	5,730,903		4,594,489	2,546,594
Rendering of services
Disaggregation Of Revenue [Line Items]
Revenue	¥ 94,721		¥ 53,024	¥ 14,635